FAIR VALUE MEASUREMENTS - Assets and liabilities measured (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	¥ 933,464	$ 143,060	¥ 483,394
Liabilities measured at fair value on recurring basis	5,012,145	768,144	3,003,639
Available-for-sales Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	1,713	263	1,713
Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			2,089,114
Liability Classified RSU
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			2,109
Current portion of bonds payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	1,998,088	306,220	912,416
Convertible Notes Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	3,014,057	461,924
Bank Time Deposits | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	285,872	43,812	363,856
Bank Time Deposits | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	645,879	$ 98,985	117,825
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	931,751		481,681
Liabilities measured at fair value on recurring basis	1,998,088		3,001,530
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			2,089,114
Quoted prices in active markets for identical assets and liabilities (Level 1) | Current portion of bonds payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	1,998,088		912,416
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	285,872		363,856
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	645,879		117,825
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	1,713		1,713
Liabilities measured at fair value on recurring basis	3,014,057		2,109
Unobservable inputs (Level 3) | Available-for-sales Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	1,713		1,713
Unobservable inputs (Level 3) | Liability Classified RSU
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			¥ 2,109
Unobservable inputs (Level 3) | Convertible Notes Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	¥ 3,014,057